Investment property - Reconciliation of Investment Properties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in investment property [abstract]
Balance at beginning of year	$ 2,738,465,276	$ 2,263,170,941	$ 2,103,214,762
Additions	259,757,058	292,349,582	109,032,511
Foreign currency translation effect	13,001,109	7,196,797	(3,742,001)
Disposal of investment property	(42,519,100)	(9,743,562)	(109,984,290)
Gain on revaluation of investment property	243,459,821	185,491,518	164,649,959
Balance at end of year	$ 3,212,164,164	$ 2,738,465,276	$ 2,263,170,941